Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	May 03, 2023	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT for Mr. Tizzio	CAP to Mr. Tizzio	SCT for Mr. Benchimol	CAP to Mr. Benchimol	Average SCT Total for Other NEOs	Average CAP to Other NEOs	Value of Initial Fixed $100 Investment Based On:

							TSR	Peer Group TSR	Net Income (in 000s)	Adjusted OROACE
(a)	(b)(1)	(c)(2)	(d)(3)	(e)(2)	(f)(4)	(g)(2)	(h)(5)	(i)(6)	(j)(7)	(k)(8)

2025	$9,642,025	$17,963,048	N/A	N/A	$3,072,325	$4,816,501	$244.16	$234.32	$1,008,898	18.5%
2024	$7,921,826	$18,588,646	N/A	N/A	$2,894,374	$5,622,806	$198.56	$212.86	$1,081,786	18.8%
2023	6,796,633	6,958,725	$21,256,443	$14,198,305	$2,306,160	$2,067,591	$121.15	$157.12	$376,292	11.6%
2022	N/A	N/A	$11,560,795	$8,860,715	$4,122,675	$3,803,233	$114.75	$141.79	$223,083	10.2%
2021	N/A	N/A	$9,311,214	$9,978,155	$3,325,710	$3,459,324	$111.81	$119.28	$618,609	8.8%

Company Selected Measure Name			Adjusted OROACE
Named Executive Officers, Footnote			Represents compensation reported in the Summary Compensation Table ("SCT") for our current President and CEO, Mr. Tizzio, who was appointed effective May 4, 2023.Represents compensation as previously reported in the Summary Compensation Tables for our former President and CEO, Mr. Benchimol. Upon Mr. Tizzio's succession as President and CEO, Mr. Benchimol assumed a new role as a strategic advisor through December 31, 2023 and then departed the Company.Average compensation of Other NEOs as a group reported in the Summary Compensation Table. For 2021, this includes Messrs. Arora, Phillips, Vogt and Wilson. For 2022, this includes the same officers as in 2020 and 2021, plus Messrs. Brooks and Tizzio. For 2023, 2024 and 2025, this includes Messrs. Vogt, Phillips, Brooks and Draper.
Peer Group Issuers, Footnote			The peer group total shareholder return assumes $100 was invested in the S&P Property & Casualty Composite Index from December 31, 2020 through the end of the listed year including the impact of reinvesting dividends.
Adjustment To PEO Compensation, Footnote

	Reconciliation of SCT Totals to CAP Table

	Year	Reported summary compensation table	Reported value of equity awards	Equity award adjustments	Reported change in the actuarial present value of pension benefits	Pension benefit adjustments	Compensation Actually Paid
	(a)	(b)(1)	(c)(2)	(d)(3)	(e)	(f)	(g)(4)

Vincent Tizzio	2025	$9,642,025	$(5,299,641)	$13,620,664	—	—	$17,963,048
Average Other NEOs	2025	$3,072,325	$(1,177,203)	$2,921,378	—	—	$4,816,501

Equity Award Adjustments Table(1)

	Year	Year end fair value of equity awards granted during the year	Year over Year change in fair value of outstanding and unvested equity awards	Fair Value as of vesting date of equity awards granted and vested in the year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total equity award adjustments
	(a)	(b)	(c)	(d)	(e)	(f)	(g)(2)	(h)

Vincent Tizzio	2025	$8,440,464	$4,554,443	—	$380,169	—	$245,588	$13,620,664
Average Other NEOs	2025	$1,750,594	$906,863	—	$165,601	—	$98,322	$2,921,378

Non-PEO NEO Average Total Compensation Amount			$ 3,072,325	$ 2,894,374	$ 2,306,160	$ 4,122,675	$ 3,325,710
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,816,501	5,622,806	2,067,591	3,803,233	3,459,324
Adjustment to Non-PEO NEO Compensation Footnote

	Reconciliation of SCT Totals to CAP Table

	Year	Reported summary compensation table	Reported value of equity awards	Equity award adjustments	Reported change in the actuarial present value of pension benefits	Pension benefit adjustments	Compensation Actually Paid
	(a)	(b)(1)	(c)(2)	(d)(3)	(e)	(f)	(g)(4)

Vincent Tizzio	2025	$9,642,025	$(5,299,641)	$13,620,664	—	—	$17,963,048
Average Other NEOs	2025	$3,072,325	$(1,177,203)	$2,921,378	—	—	$4,816,501

Equity Award Adjustments Table(1)

	Year	Year end fair value of equity awards granted during the year	Year over Year change in fair value of outstanding and unvested equity awards	Fair Value as of vesting date of equity awards granted and vested in the year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total equity award adjustments
	(a)	(b)	(c)	(d)	(e)	(f)	(g)(2)	(h)

Vincent Tizzio	2025	$8,440,464	$4,554,443	—	$380,169	—	$245,588	$13,620,664
Average Other NEOs	2025	$1,750,594	$906,863	—	$165,601	—	$98,322	$2,921,378

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Adjusted OROACE	Combined Ratio
TSR	Adjusted DBVPS

Total Shareholder Return Amount			$ 244.16	198.56	121.15	114.75	111.81
Peer Group Total Shareholder Return Amount			234.32	212.86	157.12	141.79	119.28
Net Income (Loss)			$ 1,008,898,000	$ 1,081,786,000	$ 376,292,000	$ 223,083,000	$ 618,609,000
Company Selected Measure Amount			0.185	0.188	0.116	0.102	0.088
PEO Name	Mr. Benchimol	Mr. Tizzio	Mr. Tizzio	Mr. Tizzio	Mr. Benchimol	Mr. Benchimol	Mr. Benchimol
Additional 402(v) Disclosure	Represents the amount of compensation actually paid (CAP) as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid during the applicable year. In accordance with SEC rules, the adjustments made to the Summary Compensation Table totals to determine the compensation actually paid are described in the "Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid Table" and the "Equity Awards Adjustment Table" below.Total shareholder return assumes $100 was invested in the Company from December 31, 2020 through the end of the listed year in the Company including the impact of reinvesting dividends.The dollar amounts reported represent the net income (loss) as reported in the Company’s audited financial statements for the applicable year.
Reconciliation of Summary Compensation Table Totals to Compensation Actually Paid Table
While Summary Compensation Table ("SCT") total compensation values and CAP values are shown together in the above table, they are calculated differently. The SCT compensation values include the grant date fair value of equity awards granted in the year shown (at the time the grant was made), whereas, CAP values include: (i) a revaluation of current year grants at year-end, (ii) the year-over-year change in the fair value of multiple years of historical equity grants, (iii) the vesting date value over the prior year end value for awards that vested during the year, plus (iv) dividends accrued during the listed year. As CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in our stock price, and therefore, may be higher or lower than the SCT compensation values.
The following table is a reconciliation of the SCT totals and CAP for 2025.
Reflects compensation of our CEO, Mr. Tizzio, reported in the SCT. Average compensation of Other NEOs as a group reported in the SCT and includes Messrs. Vogt, Phillips, Brooks and Draper.
(2)Represents the grant date fair value of equity awards reported in the "Stock Awards" column in the SCT for the CEO or the average of the Other NEOs as a group. Reported as a negative since it is a deduction per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP.
(3)See the "Equity Award Adjustments Table" below for components that total equity award adjustments.
(4)Represents the amount of CAP as computed in accordance with SEC rules and set forth under the Pay Versus Performance Table above.
Fair values are calculated in accordance with FASB ASC Topic 718. In the case of RSUs, fair values are calculated using the closing stock price as of applicable date whether the date is grant date, a year end date or vesting date. In the case of PSUs, the fair value calculation methodology for each year end that is not the performance period end date is consistent with methodology used as of the grant date and described in greater detail in Note 17 – "Share Based Compensation" of our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year-ended December 31, 2025. Fair value for PSUs as of the year end that is the performance period end date is based on rTSR in comparison to the peer group and the performance scale applicable for that PSU grant. 2024 and 2025 PSU awards that are based on Adjusted DBVPS assumed a payout above target in 2025, as compared to the grant date fair value calculations which assumed a payout at target. Adjustments reported in columns above have been made using the changes in such fair values between the dates described in each header as the case may be.
(2)Represents the dividends accrued each year for outstanding equity awards.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted OROACE
Non-GAAP Measure Description			The Company has identified Adjusted OROACE as the company-selected measure for the pay-versus-performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2025 to the Company's performance. For purposes of evaluating the AIP in 2025, OROACE is adjusted by excluding unrealized gains (losses) on available-for-sale investments, net of tax, arising during the year. For purposes of comparison, years 2021-2024 are presented based on this same definition of Adjusted OROACE but are not representative of the metric used to determine compensation in those respective years. See "Compensation Discussion and Analysis" for more discussion on Adjusted OROACE and its role in determining Annual Incentive Plan awards. In addition, please refer to Appendix 1 for a reconciliation of OROACE and Adjusted OROACE, non-GAAP measures, to the most directly comparable GAAP measure of ROACE.
Measure:: 2
Pay vs Performance Disclosure
Name			TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Combined Ratio
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted DBVPS
Mr. Tizzio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,642,025	$ 7,921,826	$ 6,796,633
PEO Actually Paid Compensation Amount			17,963,048	$ 18,588,646	6,958,725
Mr. Benchimol [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					21,256,443	$ 11,560,795	$ 9,311,214
PEO Actually Paid Compensation Amount					$ 14,198,305	$ 8,860,715	$ 9,978,155
PEO | Mr. Tizzio [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Tizzio [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Tizzio [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,299,641)
PEO | Mr. Tizzio [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,620,664
PEO | Mr. Tizzio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,440,464
PEO | Mr. Tizzio [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,554,443
PEO | Mr. Tizzio [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Tizzio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			380,169
PEO | Mr. Tizzio [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Tizzio [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			245,588
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,177,203)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,921,378
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,750,594
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			906,863
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			165,601
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 98,322